CONTRACT LIABILITY - Movement in Contract Liabilities (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Change in Contract with Customer, Liability [Abstract]
Balance at beginning of the period	¥ 1,820,481
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	761,824	$ 106,347	¥ 1,489,311	¥ 1,901,277
Total	4,719,255	658,783	1,820,481
Related Parties
Change in Contract with Customer, Liability [Abstract]
Balance at beginning of the period	1,820,481	254,129	2,748,365
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	761,824	106,347	1,489,311
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	3,660,598	511,000	561,426
Total	¥ 4,719,255	$ 658,783	¥ 1,820,481	¥ 2,748,365